Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	May 04, 2012
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	General Electric Capital Corp
Entity Central Index Key	0000040554
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		1,000
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Public Float	$ 0